PENSIONS - Reconciliation of Fair Value of Plan Assets (Details) - Pensions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	$ 13,634	$ 12,503
Actual (loss)/ return on plan assets	(249)	1,039
Employer contributions	3,617	2,316
Foreign currency exchange rate changes	(730)	1,076
Benefit payments	(3,151)	(3,300)
Fair value of plan assets at December 31	13,121	13,634
Employer contributions and benefit payment amounts paid from employer assets	$ 3,600	$ 2,300